                                   GOLD TRACK

                                   PROSPECTUS

This prospectus describes Gold Track , a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company", "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund                      TRAVELERS SERIES FUND INC.
Dreyfus Stock Index Fund                         AIM Capital Appreciation Portfolio
High Yield Bond Trust                            Alliance Growth Portfolio
Managed Assets Trust                             MFS Total Return Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.               Putnam Diversified Income Portfolio
  AIM V.I. Value Fund                            Smith Barney High Income Portfolio
CITISTREET FUNDS, INC.(1)                        Smith Barney International All Cap Growth Portfolio(6)
  CitiStreet Diversified Bond Fund(2)            Smith Barney Large Capitalization Growth Portfolio
  CitiStreet International Stock Fund(3)         Smith Barney Large Cap Value Portfolio
  CitiStreet Large Company Stock Fund(4)         Smith Barney Money Market Portfolio
  CitiStreet Small Company Stock Fund(5)       THE TRAVELERS SERIES TRUST
CREDIT SUISSE WARBURG PINCUS TRUST               Convertible Bond Portfolio
  Emerging Markets Portfolio                     Disciplined Mid Cap Stock Portfolio
DELAWARE GROUP PREMIUM FUND, INC.                MFS Emerging Growth Portfolio
  REIT Series                                    MFS Mid Cap Growth Portfolio
DREYFUS VARIABLE INVESTMENT FUND                 MFS Research Portfolio
  Appreciation Portfolio -- Initial Class        Social Awareness Stock Portfolio
  Small Cap Portfolio -- Initial Class           Travelers Quality Bond Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS   U.S. Government Securities Portfolio
TRUST                                            Utilities Portfolio
  Templeton Asset Strategy Fund (Class 1)      VAN KAMPEN LIFE INVESTMENT TRUST
  Templeton Growth Securities Fund (Class 1)     Emerging Growth Portfolio Class II Shares
JANUS ASPEN SERIES                               Enterprise Portfolio Class II Shares
  Aggressive Growth Portfolio -- Service       VARIABLE INSURANCE PRODUCTS FUND (FIDELITY)
Shares                                           Equity Income Portfolio -- Initial Class
  Balanced Portfolio -- Service Shares           Growth Portfolio -- Initial Class
  Worldwide Growth Portfolio -- Service Shares   High Income Portfolio -- Initial Class
PIMCO VARIABLE INSURANCE TRUST                 VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Total Return Bond                              Asset Manager Portfolio -- Initial Class
  Portfolio -- Administrative                    Contrafund Portfolio -- Service Class 2
  Class                                        VARIABLE INSURANCE PRODUCTS FUND III (FIDELITY)
PUTNAM VARIABLE TRUST                            Dynamic Capital Appreciation Portfolio -- Service Class 2
  Putnam VT International Growth Fund --         Mid Cap Portfolio -- Service Class 2
  Class IB Shares
  Putnam VT Small Cap Value Fund -- Class IB
  Shares
  Putnam VT Voyager II Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUND, INC.
  Capital Fund
  Investors Fund
  Small Cap Growth Fund
---------------
(1) Formerly American Odyssey Funds, Inc.      (4) Formerly Core Equity Fund
(2) Formerly Long-Term Bond Fund               (5) Formerly Emerging Opportunities Fund
(3) Formerly International Equity Fund         (6) Formerly Smith Barney International Equity Portfolio

THE FIXED ACCOUNT IS DESCRIBED IN A SEPARATE PROSPECTUS. THE CONTRACT, CERTAIN CONTRACT FEATURES AND/OR SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS ,MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus sets forth the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC's website
(http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 1, 2001
                        SUPPLEMENTED SEPTEMBER 24, 2001

                               TABLE OF CONTENTS

Index of Special Terms.....................      2
Summary....................................      3
Fee Table..................................      6
Condensed Financial Information............     14
The Variable Annuity Contract..............     14
  Contract Owner Inquiries.................     14
  Allocated Contracts......................     14
  Unallocated Contracts....................     14
  Purchase Payments........................     15
  Accumulation Units.......................     15
  The Variable Funding Options.............     15
Charges and Deductions.....................     21
  General..................................     21
  Withdrawal Charge........................     22
  Free Withdrawal Allowance................     23
  Mortality and Expense Risk Charge........     23
  Variable Funding Option Expenses.........     23
  Premium Tax..............................     23
  Changes in Taxes Based upon Premium or
    Value..................................     23
  Administrative Charge....................     23
  TPA Administrative Charges...............     24
Transfers..................................     24
  Dollar Cost Averaging....................     24
  Asset Allocation Advice..................     25
Access to Your Money.......................     25
  Systematic Withdrawals...................     26
Ownership Provisions.......................     26
  Types of Ownership.......................     26
  Contract Owner...........................     26
  Beneficiary..............................     26
  Annuitant................................     27
Death Benefit..............................     27
  Death Benefit Proceeds Prior to Maturity
    Date...................................     27
  Payment of Proceeds......................     27
  Death Proceeds After the Maturity Date...     28
The Annuity Period.........................     28
  Elections of Options at Maturity.........     28
  Allocation of Cash Value During the
    Annuity Period.........................     29
  Variable Annuity.........................     29
  Fixed Annuity............................     30
  Retired Life Certificate.................     30
  Annuity Options..........................     30
Miscellaneous Contract Provisions..........     31
  Right to Return..........................     31
  Termination of Allocated Contracts.......     31
  Contract Exchanges.......................     32
  Suspension of Payments...................     32
The Separate Account.......................     32
  Performance Information..................     33
  Standardized Method......................     33
  Nonstandardized Method...................     33
  General..................................     33
Federal Tax Considerations.................     34
  General Taxation of Annuities............     34
  Tax-Free Exchanges.......................     34
  Types of Contracts: Qualified or
    Nonqualified...........................     34
  Nonqualified Annuity Contracts...........     34
  Qualified Annuity Contracts..............     35
  Penalty Tax for Premature
    Distributions..........................     35
  Diversification Requirements for Variable
    Annuities..............................     35
  Ownership of the Investments.............     35
  Mandatory Distributions for Qualified
    Plans..................................     36
  Taxation of Death Benefit Proceeds.......     36
Other Information..........................     36
  The Insurance Company....................     36
  Distribution of Variable Annuity
    Contracts..............................     36
  Conformity with State and Federal Laws...     36
  Voting Rights............................     37
  Contract Modification....................     37
  Legal Proceedings and Opinions...........     37
APPENDIX A: CONDENSED FINANCIAL
  INFORMATION: Separate Account QP.........    A-1
APPENDIX B: CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION...................    B-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Period........................   15
Accumulation Unit..........................   15
Annuitant..................................   27
Annuity Payments...........................   28
Annuity Unit...............................   15
Cash Surrender Value.......................   25
Cash Value.................................   25
Certificate................................   14
Contract Date..............................   14
Contract Owner.............................   26
Contract Year..............................   14
Fixed Account..............................   14
Joint Owners...............................   26
Maturity Date..............................   28
Participant................................   14
Purchase Payment...........................   15
Underlying Funds...........................   15
Variable Funding Option(s).................   15
Written Request............................   14

                                    SUMMARY:
                          TRAVELERS GOLD TRACK ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

WHO IS THE CONTRACT ISSUED TO? If a group allocated contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the group participant for allocated contracts, and owner for unallocated contracts. Where we refer to your Contract, we are referring to a group allocated contract or individual certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value plus any contract charges you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk on the purchase payments allocated to a variable funding option during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund. There is no right to return period for unallocated contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. Please refer to your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semiannual administrative charge of $15. A maximum sub-account administrative charge of .10% annually will be charged in addition to or instead of the semiannual administrative charge, depending upon the terms of your allocated contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management and other expenses.

If you withdraw amounts from the Contract, a deferred sales charge or surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force. If you withdraw all amounts under the Contract, or if you begin receiving annuity payments, we may be required by your state to deduct a premium tax.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. We calculate the death benefit as of the close of the business day on which the Home Office receives due proof of death.

Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CitiStreet"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

        - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

 TRANSACTION EXPENSES

-------------------------------------------------------------------------------------
                                                      YEARS SINCE
                                                   PURCHASE PAYMENT
CONTINGENT DEFERRED SALES CHARGE                         MADE              PERCENTAGE
-------------------------------------------------------------------------------------
As a percentage of purchase payments                      0-5                  5%
                                                            6+                 0%
OR

-------------------------------------------------------------------------------------
                SURRENDER CHARGE                       CONTRACT YEAR       PERCENTAGE
-------------------------------------------------------------------------------------
As a percentage of amount surrendered                       1-2                5%
                                                            3-4                4%
                                                            5-6                3%
                                                            7-8                2%
                                                              9+               0%

 ANNUAL SEPARATE ACCOUNT CHARGES

(As a percentage of average daily net assets of the Separate
  Account)

Mortality and Expense Risk Fees                               1.20%

 OTHER ANNUAL CHARGES

Semiannual Contract Administrative Charge (allocated
  contracts only)                                            $ 15
AND/OR
Funding Option Administrative Charge                         0.10%
(As a percentage of amounts allocated to the variable
funding options under allocated contracts)

 FUNDING OPTION EXPENSES
(as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted.)
--------------------------------------------------------------------------------

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12b-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund......................       0.81%                    0.02%            0.83%
Dreyfus Stock Index Fund --....................       0.25%                    0.01%            0.26%
High Yield Bond Trust..........................       0.56%                    0.27%            0.83%
Managed Assets Trust...........................       0.56%                    0.03%            0.59%
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................       0.61%                    0.23%            0.84%
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund...........       0.49%                    0.13%            0.62%
    CitiStreet International Stock Fund........       0.58%                    0.17%            0.75%
    CitiStreet Large Company Stock Fund........       0.55%                    0.13%            0.68%
    CitiStreet Small Company Stock Fund........       0.66%                    0.18%            0.84%
CITISTREET FUNDS, INC.**
    CitiStreet Diversified Bond Fund...........       0.49%                    1.38%            1.87%
    CitiStreet International Stock Fund........       0.58%                    1.42%            2.00%
    CitiStreet Large Company Stock Fund........       0.55%                    1.38%            1.93%
    CitiStreet Small Company Stock Fund........       0.66%                    1.43%            2.09%
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio.................       1.09%                    0.31%            1.40%(1)
DELAWARE GROUP PREMIUM FUND
    REIT Series................................       0.57%                    0.28%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Shares...       0.75%                    0.03%            0.78%(3)
    Small Cap Portfolio -- Initial Shares......       0.75%                    0.03%            0.78%(3)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Templeton Asset Strategy Fund -- Class I...       0.60%                    0.21%            0.81%
    Templeton Global Income Securities Fund --
      Class I+.................................       0.63%                    0.09%            0.72%(4)
    Templeton Growth Securities Fund -- Class
      I........................................       0.81%                    0.07%            0.88%(4)
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.02%            0.92%
    Balanced Portfolio -- Service Shares*......       0.65%       0.25%        0.02%            0.92%
    Worldwide Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.05%            0.95%
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond
      Portfolio -- Administrative Class........       0.25%                    0.40%            0.65%(5)
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares*.........................       0.76%       0.25%        0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class IB
      Shares*..................................       0.80%       0.25%        0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares*..................................       0.70%       0.25%        0.30%            1.25%(6)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................       0.58%                    0.42%            1.00%(7)
    Investors Fund.............................       0.70%                    0.21%            0.91%
    Small Cap Growth Fund......................       0.00%                    1.50%            1.50%(7)

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12b-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.................       0.66%                    0.14%            0.80%(8)
    Disciplined Mid Cap Stock Portfolio........       0.76%                    0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+.....       0.86%                    0.14%            1.00%(8)
    MFS Emerging Growth Portfolio..............       0.81%                    0.05%            0.86%
    MFS Mid Cap Growth Portfolio...............       0.86%                    0.04%            0.90%
    MFS Research Portfolio.....................       0.86%                    0.06%            0.92%
    Social Awareness Stock Portfolio...........       0.71%                    0.04%            0.75%
    Strategic Stock Portfolio+.................       0.66%                    0.24%            0.90%(8)
    Travelers Quality Bond Portfolio...........       0.38%                    0.11%            0.49%
    U.S. Government Securities Portfolio.......       0.39%                    0.09%            0.48%
    Utilities Portfolio........................       0.71%                    0.18%            0.89%
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........       0.80%                    0.03%            0.83%(9)
    Alliance Growth Portfolio..................       0.80%                    0.01%            0.81%(9)
    MFS Total Return Portfolio.................       0.80%                    0.04%            0.84%(9)
    Putnam Diversified Income Portfolio........       0.75%                    0.12%            0.87%(9)
    Smith Barney High Income Portfolio.........       0.60%                    0.06%            0.66%(9)
    Smith Barney International All Cap Growth
      Portfolio................................       0.90%                    0.08%            0.98%(9)
    Smith Barney Large Cap Value Portfolio.....       0.65%                    0.01%            0.66%(9)
    Smith Barney Large Capitalization Growth
      Portfolio................................       0.75%                    0.02%            0.77%(9)
    Smith Barney Money Market Portfolio........       0.50%                    0.03%            0.53%(9)
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio Class II
      Shares*..................................       0.70%       0.25%        0.05%            1.00%
    Enterprise Portfolio Class II Shares*......       0.50%       0.25%        0.10%            0.85%
VARIABLE INSURANCE PRODUCTS FUND
    Equity -- Income Portfolio -- Initial
      Class....................................       0.48%                    0.08%            0.56%(10)
    Growth Portfolio - Initial Class...........       0.57%                    0.08%            0.65%(10)
    High Income Portfolio -- Initial Class.....       0.58%                    0.10%            0.68%
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio -- Initial Class...       0.53%                    0.08%            0.61%
    Contrafund(R) Portfolio -- Service Class
      2*.......................................       0.57%       0.25%        0.10%            0.92%(10)
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio --
      Service Class 2*.........................       0.57%       0.25%        0.61%            1.43%(11)
    Mid Cap Portfolio -- Service Class 2*......       0.57%       0.25%        0.17%            0.99%(10)

  * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer, other service provider).

 ** Includes CHART asset allocation fee of 1.25%.

 +  No longer available to new contract owners.

  (1) Fee waivers, expense reimbursements, or expense credits reduced expenses for the EMERGING MARKETS PORTFOLIO during 2000, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.42% and 1.67%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2000, net of any fee waivers or expense reimbursements.

  (2) The Adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective through April 30, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses would have been 1.03%.

  (3) Total Annual Operating Expenses for the SMALL CAP PORTFOLIO -- INITIAL SHARES and the APPRECIATION PORTFOLIO -- INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31,2000. Actual expenses in future years may be higher or lower than the fees given.

  (4) The Fund administration fee is paid indirectly through the Management Fee for TEMPLETON GLOBAL INCOME SECURITIES FUND -- CLASS I and the TEMPLETON GROWTH SECURITIES FUND -- CLASS I.

  (5) "Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO -- ADMINISTRATIVE CLASS. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND PORTFOLIO -- ADMINISTRATIVE CLASS. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

  (6) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

  (7) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND and 0.75%, 1.77%, and 2.52%, respectively for the SMALL CAP GROWTH FUND.

  (8) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.80%, 0.90%, and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.90%, 0.97%, and 1.14%, respectively.

  (9) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

 (10) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the EQUITY-INCOME PORTFOLIO -- INITIAL CLASS, GROWTH PORTFOLIO -- INITIAL CLASS, CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2, and MID CAP PORTFOLIO -- SERVICE CLASS 2 would have been 0.55%, 0.64%, 0.90%, and 0.94%, respectively.

 (11) The Total Annual Operating Expenses for the DYNAMIC CAPITAL APPRECIATION PORTFOLIO -- SERVICE CLASS 2 are based on estimated expenses.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $15 semiannual contract administrative charge is equivalent to an annual charge of 0.007% of the Separate Account contract value.

 EXAMPLE WITH DEFERRED SALES CHARGE (PERCENTAGE OF PURCHASE PAYMENT)*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the maximum deferred sales charge:

---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation..............................    72       117       165       247        22        67       115       247
Dreyfus Stock Index Fund -- Initial Shares........    66        99       135       186        16        49        85       186
High Yield Bond Trust.............................    72       117       165       247        22        67       115       247
Managed Assets Trust..............................    69       110       152       222        19        60       102       222
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund...........................    72       117       165       248        22        67       115       248
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund..............    70       111       154       225        20        61       104       225
    CitiStreet International Stock Fund...........    71       114       161       239        21        64       111       239
    CitiStreet Large Company Stock Fund...........    70       112       157       231        20        62       107       231
    CitiStreet Small Company Stock Fund...........    72       117       165       248        22        67       115       248
CITISTREET FUNDS, INC.*
    CitiStreet Diversified Bond Fund*.............    82       148       216       348        32        98       166       348
    CitiStreet International Stock Fund*..........    83       152       222       360        33       102       172       360
    CitiStreet Large Company Stock Fund*..........    83       150       219       354        33       100       169       354
    CitiStreet Small Company Stock Fund*..........    84       154       227       368        34       104       177       368
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio....................    77       134       193       304        27        84       143       304
DELAWARE GROUP PREMIUM FUND
    REIT Series...................................    72       118       166       249        22        68       116       249
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Class.......    71       115       162       242        21        65       112       242
    Small Cap Portfolio -- Initial Class..........    71       115       162       242        21        65       112       242
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Templeton Asset Strategy Fund -- Class I......    71       116       164       245        21        66       114       245
    Templeton Global Income Securities Fund --
      Class I+....................................    71       114       159       236        21        64       109       236
    Templeton Growth Securities Fund -- Class I...    72       118       167       252        22        68       117       252
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service Class
      Shares......................................    73       120       169       256        23        70       119       256
    Balanced Portfolio -- Service Shares..........    73       120       169       256        23        70       119       256
    Worldwide Growth Portfolio -- Service
      Shares......................................    73       121       171       259        23        71       121       259
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio -- Administrative
      Class.......................................    70       111       156       228        20        61       106       228
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund -- Class
      IB Shares...................................    75       128       183       283        25        78       133       283
    Putnam VT Small Cap Value Fund -- Class IB
      Shares......................................    77       133       191       299        27        83       141       299
    Putnam VT Voyager II Fund -- Class IB
      Shares......................................    76       130       186       289        26        80       136       289

---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund..................................    73       122       173       264        23        72       123       264
    Investors Fund................................    72       119       169       255        22        69       119       255
    Small Cap Growth Fund.........................    78       137       198       313        28        87       148       313
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio....................    71       116       163       244        21        66       113       244
    Disciplined Mid Cap Stock Portfolio...........    72       118       167       252        22        68       117       252
    Disciplined Small Cap Stock Portfolio+........    73       122       173       264        23        72       123       264
    MFS Emerging Growth...........................    72       118       166       250        22        68       116       250
    MFS Mid Cap Growth Portfolio..................    72       119       168       254        22        69       118       254
    MFS Research Portfolio........................    73       120       169       256        23        70       119       256
    Social Awareness Stock Portfolio..............    71       114       161       239        21        64       111       239
    Strategic Stock Portfolio+....................    72       119       168       254        22        69       118       254
    Travelers Quality Bond Portfolio..............    68       107       147       211        18        57        97       211
    U.S. Government Securities Portfolio..........    68       106       147       210        18        56        97       210
    Utilities Portfolio...........................    72       119       168       253        22        69       118       253
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio............    72       117       165       247        22        67       115       247
    Alliance Growth Portfolio.....................    71       116       164       245        21        66       114       245
    MFS Total Return Portfolio....................    72       117       165       248        22        67       115       248
    Putnam Diversified Income Portfolio...........    72       118       167       251        22        68       117       251
    Smith Barney High Income Portfolio............    70       112       156       229        20        62       106       229
    Smith Barney All Cap Growth Portfolio.........    73       121       172       262        23        71       122       262
    Smith Barney Large Cap Value Portfolio........    70       112       156       229        20        62       106       229
    Smith Barney Large Capitalization Growth
      Portfolio...................................    71       115       162       241        21        65       112       241
    Smith Barney Money Market Portfolio...........    69       108       149       216        19        58        99       216
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio -- Class II
      Shares......................................    73       122       173       264        23        72       123       264
    Enterprise Portfolio -- Class II Shares.......    72       118       166       249        22        68       116       249
VARIABLE INSURANCE PRODUCTS FUND
    Equity-Income Portfolio -- Initial Class......    69       109       151       219        19        59       101       219
    Growth Portfolio -- Initial Class.............    70       111       155       227        20        61       105       227
    High Income Portfolio -- Initial Class........    70       112       157       231        20        62       107       231
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio -- Initial Class......    69       110       154       224        19        60       104       224
    Contrafund(R) Portfolio -- Service Class 2....    72       119       168       254        22        69       118       254
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation
      Portfolio -- Service Class 2................    78       135       195       307        28        85       145       307
    Mid Cap Portfolio -- Service Class 2..........    73       122       173       263        23        72       123       263

 * Reflects expenses that would be incurred for those Contract Owners who participate in the CHART Asset Allocation program.

 + No longer available to new contract owners.

 EXAMPLE WITH SURRENDER CHARGE (PERCENTAGE OF AMOUNT SURRENDERED)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the maximum surrender charge:

---------------------------------------------------------------------------------------------------------------------------
                                                IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                              -------------------------------------   -------------------------------------
        UNDERLYING FUNDING OPTIONS:           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation........................    73       110       149       247        22        67       115       247
Dreyfus Stock Index Fund -- Initial
  Shares....................................    68        94       121       186        16        49        85       186
High Yield Bond Trust.......................    73       110       149       247        22        67       115       247
Managed Assets Trust........................    71       103       137       222        19        60       102       222
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund.....................    73       111       150       248        22        67       115       248
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund........    71       104       139       225        20        61       104       225
    CitiStreet International Stock Fund.....    72       108       145       239        21        64       111       239
    CitiStreet Large Company Stock Fund.....    72       106       142       231        20        62       107       231
    CitiStreet Small Company Stock Fund.....    73       111       150       248        22        67       115       248
CITISTREET FUNDS, INC.*
    CitiStreet Diversified Bond Fund*.......    83       140       199       348        32        98       166       348
    CitiStreet International Stock Fund*....    84       144       205       360        33       102       172       360
    CitiStreet Large Company Stock Fund*....    84       142       202       354        33       100       169       354
    CitiStreet Small Company Stock Fund*....    85       146       209       368        34       104       177       368
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio..............    79       127       177       304        27        84       143       304
DELAWARE GROUP PREMIUM FUND
    REIT Series.............................    73       111       150       249        22        68       116       249
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial
      Class.................................    73       109       147       242        21        65       112       242
    Small Cap Portfolio -- Initial Class....    73       109       147       242        21        65       112       242
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
    Templeton Asset Strategy Fund -- Class
      I.....................................    73       110       148       245        21        66       114       245
    Templeton Global Income Securities
      Fund -- Class I+......................    72       107       144       236        21        64       109       236
    Templeton Growth Securities Fund --
      Class I...............................    74       112       152       252        22        68       117       252
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Class Shares..........................    74       113       154       256        23        70       119       256
    Balanced Portfolio -- Service Shares....    74       113       154       256        23        70       119       256
    Worldwide Growth Portfolio -- Service
      Shares................................    74       114       155       259        23        71       121       259
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio --
      Administrative Class..................    71       105       140       228        20        61       106       228
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares.......................    77       121       167       283        25        78       133       283
    Putnam VT Small Cap Value Fund -- Class
      IB Shares.............................    78       125       175       299        27        83       141       299
    Putnam VT Voyager II Fund -- Class IB
      Shares................................    77       123       170       289        26        80       136       289
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund............................    75       115       158       264        23        72       123       264
    Investors Fund..........................    74       113       153       255        22        69       119       255
    Small Cap Growth Fund...................    79       130       182       313        28        87       148       313

---------------------------------------------------------------------------------------------------------------------------
                                                IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                              -------------------------------------   -------------------------------------
        UNDERLYING FUNDING OPTIONS:           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio..............    73       110       148       244        21        66       113       244
    Disciplined Mid Cap Stock Portfolio.....    74       112       152       252        22        68       117       252
    Disciplined Small Cap Stock
      Portfolio+............................    75       115       158       264        23        72       123       264
    MFS Emerging Growth Portfolio...........    73       111       151       250        22        68       116       250
    MFS Mid Cap Growth Portfolio............    74       112       153       254        22        69       118       254
    MFS Research Portfolio..................    74       113       154       256        23        70       119       256
    Social Awareness Stock Portfolio........    72       108       145       239        21        64       111       239
    Strategic Stock Portfolio+..............    74       112       153       254        22        69       118       254
    Travelers Quality Bond Portfolio........    70       101       132       211        18        57        97       211
    U.S. Government Securities Portfolio....    70       100       132       210        18        56        97       210
    Utilities Portfolio.....................    74       112       152       253        22        69       118       253
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio......    73       110       149       247        22        67       115       247
    Alliance Growth Portfolio...............    73       110       148       245        21        66       114       245
    MFS Total Return Portfolio..............    73       111       150       248        22        67       115       248
    Putnam Diversified Income Portfolio.....    73       112       151       251        22        68       117       251
    Smith Barney High Income Portfolio......    71       105       141       229        20        62       106       229
    Smith Barney All Cap Growth Portfolio...    75       115       157       262        23        71       122       262
    Smith Barney Large Cap Value
      Portfolio.............................    71       105       141       229        20        62       106       229
    Smith Barney Large Capitalization Growth
      Portfolio.............................    73       109       146       241        21        65       112       241
    Smith Barney Money Market Portfolio.....    70       102       134       216        19        58        99       216
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio -- Class II
      Shares................................    75       115       158       264        23        72       123       264
    Enterprise Portfolio -- Class II
      Shares................................    73       111       150       249        22        68       116       249
VARIABLE INSURANCE PRODUCTS FUND
    Equity-Income Portfolio -- Initial
      Class.................................    71       103       136       219        19        59       101       219
    Growth Portfolio -- Initial Class.......    71       105       140       228        20        61       105       227
    High Income Portfolio -- Initial
      Class.................................    72       106       142       231        20        61       106       228
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio -- Initial
      Class.................................    71       104       138       224        19        60       104       224
    Contrafund(R) Portfolio -- Service Class
      2.....................................    74       113       154       256        23        70       119       256
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation
      Portfolio -- Service Class 2..........    79       128       178       307        28        85       145       307
    Mid Cap Portfolio -- Service Class 2....    75       115       157       263        23        72       123       263

 * Reflects expenses that would be incurred for those Contract Owners who participate in the CHART Asset Allocation program.
 + No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Gold Track Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date (referred to as "Annuity Commencement Date" in your Contract). The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and any associated purchase payment credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate which evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All purchase payments are held under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments on the same business day, if we receive it in good order at our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund    Seeks growth of capital through the use of common         Travelers Asset Management
                             stocks. Income is not an objective. The Fund invests      International Company LLC
                             principally in common stocks of small to large companies  ("TAMIC")
                             which are expected to experience wide fluctuations in     Subadviser: Janus Capital
                             price both in rising and declining markets.               Corp.

Dreyfus Stock Index Fund     Seeks to provide investment results that correspond to    Mellon Equity Securities
                             the price and yield performance of publicly traded
                             common stocks in the aggregate, as represented by the
                             Standard & Poor's 500 Composite Stock Price Index.

High Yield Bond Trust*       Seeks generous income. The assets of the High Yield Bond  TAMIC
                             Trust will be invested in bonds which, as a class, sell
                             at discounts from par value and are typically high risk
                             securities.

Managed Assets Trust**       Seeks high total investment return through a fully        TAMIC
                             managed investment policy in a portfolio of equity, debt  Subadviser: Travelers
                             and convertible securities.                               Investment Management
                                                                                       Company ("TIMCO")

AIM VARIABLE INSURANCE
FUNDS, INC.
  AIM V.I. Value Fund        Seeks to achieve long-term growth of capital by           AIM Advisers, Inc.
                             investing primarily in equity securities of undervalued
                             companies. Income is a secondary objective.

CITISTREET FUNDS, INC.
  CitiStreet Diversified     Seeks maximum long-term total return (capital             CitiStreet Funds
  Bond Fund*                 appreciation and income) by investing primarily in fixed  Management, Inc.
                             income securities.                                        ("CitiStreet")
                                                                                       Subadviser: Western Asset
                                                                                       Management Company;
                                                                                       Salomon Brothers Asset
                                                                                       Management Inc. ("SBAM");
                                                                                       and SSgA Funds Management,
                                                                                       Inc. ("SSgA")

  CitiStreet International   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadviser: Bank of
                             common stocks of established non-U.S. companies.          Ireland Asset Management
                                                                                       (U.S.) Limited; Smith
                                                                                       Barney Fund Management
                                                                                       LLC. ("SBFM")and SSgA

  CitiStreet Large Company   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadvisers Equinox
                             common stocks of well-established companies.              Capital Management,
                                                                                       L.L.C.; Putnam Investment
                                                                                       Management Ind.; and SSgA

  CitiStreet Small Company   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadviser: Cowen Asset
                             common stocks of small companies.                         Management; SBAM; and SSgA

CREDIT SUISSE WARBURG
PINCUS TRUST
  Emerging Markets           Seeks long-term growth of capital by investing primarily  Credit Suisse Asset
  Portfolio                  in equity securities of non-U.S. issuers consisting of    Management, LLC
                             companies in emerging securities markets.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT Series                Seeks maximum long-term total return by investing in      Delaware Management
                             securities of companies primarily engaged in the real     Company, Inc.
                             estate industry. Capital appreciation is a secondary      Subadviser: Lincoln
                             objective.                                                Investment Management,
                                                                                       Inc.

DREYFUS VARIABLE INVESTMENT
FUND
  Appreciation Portfolio --  Seeks primarily to provide long-term capital growth       The Dreyfus Corporation
  Initial Class              consistent with the preservation of capital; current      Subadviser: Fayez Sarofim
                             income is a secondary investment objective. The           & Co.
                             portfolio invests primarily in the common stocks of
                             domestic and foreign issuers.

  Small Cap Portfolio --     Seeks to maximize capital appreciation by investing       The Dreyfus Corporation
  Initial Class              primarily in small-cap companies with total market
                             values of less than $2 billion at the time of purchase..

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
  Templeton Asset Strategy   Seeks a high level of total return with reduced risk      Templeton Investment
  Fund -- Class 1**          over the long term through a flexible policy of           Counsel, Inc.
                             investing in stocks of companies in any nation and debt
                             obligations of companies and governments of any nation.

  Templeton Global Income    Seeks high current income by investing primarily in debt  Templeton Global Bond
  Securities Fund -- Class   securities of companies, governments and government       Managers
  1*+                        agencies of various nations throughout the world.

  Templeton Growth           Seeks capital growth by investing predominantly in        Templeton Global Advisors
  Securities Fund -- Class   equity securities of companies with a favorable outlook   Limited, Inc.
  1                          for earnings and whose rate of growth is expected to
                             exceed that of the U.S. economy over time. Current
                             income is only an incidental consideration.

JANUS ASPEN SERIES
  Aggressive Growth          Seeks long-term capital growth by investing primarily in  Janus Capital
  Portfolio -- Service       common stocks selected for their growth potential,
  Shares                     normally investing at least 50% in the equity assets of
                             medium-sized companies.

  Balanced Portfolio --      Seeks long-term capital growth, consistent with           Janus Capital
  Service Shares**           preservation of capital and balanced by current income.

  Worldwide Growth           Seeks growth of capital in a manner consistent with       Janus Capital
  Portfolio -- Service       preservation of capital by investing primarily in common
  Shares                     stocks of companies of any size throughout the world.

PIMCO VARIABLE INSURANCE
TRUST
  Total Return Bond          Seeks maximum total return, consistent with preservation  Pacific Investment
  Portfolio* --              of capital and prudent investment management, by          Management Company
  Administrative Class       investing primarily in investment-grade debt securities.

PUTNAM VARIABLE TRUST
  Putnam VT International    Seeks capital appreciation by investing mostly in common  Putnam Investment
  Growth Fund -- Class IB    stocks of companies outside the United States.            Management, Inc.
  Shares                                                                               ("Putnam")

  Putnam VT Small Cap Value  Seeks capital appreciation by investing mainly in common  Putnam
  Fund -- Class IB Shares    stocks of U.S. companies with a focus on value stocks.

  Putnam VT Voyager II       Seeks capital appreciation by investing mainly in common  Putnam
  Fund -- Class IB Shares    stocks of U.S. companies with a focus on growth stocks.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Capital Fund               Seeks capital appreciation, primarily through             Salomon Brothers Asset
                             investments in common stocks which are believed to have   Management ("SBAM")
                             above-average price appreciation potential and which may
                             involve above average risk.

  Investors Fund             Seeks long-term growth of capital, and, secondarily,      SBAM
                             current income, through investments in common stocks of
                             well-known companies.

  Small Cap Growth Fund      Seeks long-term growth of capital by investing primarily  SBAM in equity securities of companies with market
                             capitalizations similar to that of companies included in
                             the Russell 2000 Index.

TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation   Seeks capital appreciation by investing principally in    Travelers Investment
  Portfolio                  common stock, with emphasis on medium-sized and smaller   Adviser ("TIA")
                             emerging growth companies.                                Subadviser: AIM Capital
                                                                                       Management Inc.

  Alliance Growth Portfolio  Seeks long-term growth of capital. Current income is      TIA
                             only an incidental consideration. The Portfolio invests   Subadviser: Alliance
                             predominantly in equity securities of companies with a    Capital Management L.P.
                             favorable outlook for earnings and whose rate of growth
                             is expected to exceed that of the U.S. economy over
                             time.

  MFS Total Return           (a balanced portfolio) Seeks to obtain above-average      TIA
  Portfolio**                income (compared to a portfolio entirely invested in      Subadviser: Massachusetts
                             equity securities) consistent with the prudent            Financial Services Company
                             employment of capital. Generally, at least 40% of the     ("MFS")
                             Portfolio's assets are invested in equity securities.

  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio**                of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.

  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SBFM
  Portfolio*                 secondary objective. The Portfolio will invest at least
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.

  Smith Barney               Seeks total return on assets from growth of capital and   SBFM
  International All Cap      income by investing at least 65% of its assets in a
  Growth Portfolio           diversified portfolio of equity securities of
                             established non-U.S. issuers.

  Smith Barney Large         Seeks long-term growth of capital by investing in equity  SBFM
  Capitalization Growth      securities of companies with large market
  Portfolio                  capitalizations.

  Smith Barney Large Cap     Seeks current income and long-term growth of income and   SBFM
  Value Portfolio            capital by investing primarily, but not exclusively, in
                             common stocks.

  Smith Barney Money Market  Seeks maximum current income and preservation of          SBFM
    Portfolio*               capital.

THE TRAVELERS SERIES TRUST
  Convertible Bond           Seeks current income and capital appreciation by          TAMIC
    Portfolio*               investing in convertible bond securities and in
                             combinations of nonconvertible fixed-income securities
                             and warrants or call options that together resemble
                             convertible securities.

  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC Subadviser: TIMCO
  Portfolio                  broadly diversified portfolio of U.S. common stocks.

  Disciplined Small Cap      Seeks long term capital appreciation by investing         TAMIC
  Stock Portfolio+           primarily (at least 65% of its total assets) in the       Subadviser: TIMCO
                             common stocks of U.S. Companies with relatively small
                             market capitalizations at the time of investment.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
  MFS Emerging Growth        Seeks to provide long-term growth of capital. Dividend    TAMIC
  Portfolio                  and interest income from portfolio securities, if any,    Subadviser: MFS
                             is incidental to the MFS Portfolio's investment
                             objective.

  MFS Mid Cap Growth         Seeks to obtain long-term growth of capital by            TAMIC
  Portfolio                  investing, under normal market conditions, at least 65%   Subadviser: MFS
                             of its total assets in equity securities of companies
                             with medium market capitalization which the investment
                             adviser believes have above-average growth potential.

  MFS Research Portfolio     Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subadviser: MFS

  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SBFM
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.

  Strategic Stock            Seeks to provide an above-average total return through a  TAMIC
  Portfolio+                 combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yielding stocks periodically selected from the companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a subset of the S&P Industrial Index.

  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Portfolio*                 total return.

  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio*      investor concerned primarily with the highest credit
                             quality, current income and total return. The assets of
                             the Portfolio will be invested in direct obligations of
                             the United States, its agencies and instrumentalities.

  Utilities Portfolio        Seeks to provide Citigroup current income by investing    SBFM
                             in equity and debt securities of companies in the
                             utilities industries.

VAN KAMPEN LIFE INVESTMENT
TRUST
  Emerging Growth            Seeks capital appreciation by investing primarily in      Van Kampen Asset
  Portfolio -- Class II      common stocks of companies considered to be emerging      Management ("VKAM")
  Shares                     growth companies.

  Enterprise Portfolio --    Seeks capital appreciation through investments believed   VKAM
  Class II Shares            by the Adviser to have above-average potential for
                             capital appreciation.

VARIABLE INSURANCE PRODUCTS
FUND
  Equity Income              Seeks reasonable income by investing primarily in         FMR
  Portfolio -- Initial       income- producing equity securities; in choosing these
  Class                      securities, the portfolio manager will also consider the
                             potential for capital appreciation.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
  Growth                     Seeks capital appreciation by purchasing common stocks    FMR
  Portfolio -- Initial       of well-known, established companies, and small emerging
  Class                      growth companies, although its investments are not
                             restricted to any one type of security. Capital
                             appreciation may also be found in other types of
                             securities, including bonds and preferred stocks.

  High Income Portfolio --   Seeks to obtain a high level of current income by         FMR
  Initial Class*             investing primarily in high yielding, lower-rated,
                             fixed-income securities, while also considering growth
                             of capital.

VARIABLE INSURANCE PRODUCTS
FUND II
  Asset Manager              Seeks high total return with reduced risk over the        FMR
  Portfolio -- Initial       long-term by allocating its assets among stocks, bonds
  Class**                    and short-term fixed-income instruments.

  Contrafund(R)              Seeks long-term capital appreciation by investing         FMR
  Portfolio -- Service       primarily in common stocks of companies whose value the
  Class 2                    adviser believes is not fully recognized by the public.
VARIABLE INSURANCE PRODUCTS
III
  Dynamic Capital            Seeks capital appreciation by investing primarily in      FMR
  Appreciation Portfolio --  common stocks of both domestic and foreign issuers.
  Service Class 2

  Mid Cap Portfolio --       Seeks long-term growth of capital and income by           FMR
  Service Class 2            investing primarily in income-producing equity
                             securities, including common stocks and convertible
                             securities.

* The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to the contract for transfer restrictions.

+ANTICIPATED CHANGES TO VARIABLE FUNDING OPTIONS

FUND MERGER AND LIQUIDATION

Subject to shareholder approval, we anticipate the Disciplined Small Cap Stock Portfolio of the Travelers Series Trust will be liquidated on or about October 26, 2001. On this date, liquidation proceeds will be used to purchase shares of the Smith Barney Money Market Portfolio of the Travelers Series Fund.

Also subject to shareholder approval, we anticipate that the Strategic Stock Portfolio of the Travelers Series Trust will merge into the Investors Fund of the Salomon Brothers Variable Series Fund Inc. on or about October 26, 2001. On this date, all shares of the Strategic Stock Portfolio will be exchanged for the number of shares of the Investors Fund that is equal in value at the time of the merger to the value of such shares in the Strategic Stock Portfolio of the Travelers Series Fund.

FUND SUBSTITUTION

As part of an ongoing effort to consolidate the variable contract operations of Travelers Insurance Company, Travelers Life and Annuity Company, and certain of its affiliates, on or about August 30, 2001 an application was filed with the SEC requesting permission to substitute shares of the Templeton Global Income Securities Fund -- Class 1 with shares of the U.S. Government Securities Portfolio of the Travelers Series Trust.

Upon obtaining approval from the SEC and subject to any required approval by state insurance authorities, we will effect the substitution by redeeming shares of the Templeton Global Income Securities Fund and using those proceeds to purchase shares of the U.S. Government Securities Portfolio. The proposed transaction will result in no change in the amount of your contract value, cash value or death benefit, or in the dollar value of your investment in the Separate Account. After the substitution, the Templeton Global Income Securities Fund will no longer be available as a funding option.

We anticipate that, if the SEC approval is obtained, the proposed substitution will occur sometime in the second quarter of 2002. From the date of this prospectus to the date of the proposed substitution, you will be able to transfer out of the U.S. Government Securities Portfolio without the transfer counting as a "free" transfer under your Contract. Also, until 30 days after the date the substitution occurs, we will not exercise any right we may have reserved under your Contract to impose any additional transfer restrictions.

Within five days after the substitution, we will send affected contract owners (i.e., contract owners who were invested in the Templeton Global Income Securities Fund on the date of the substitution) notice that the substitution has been completed and that they may transfer out of the U.S. Government Securities Portfolio without the transfer counting as a "free" transfer under their contract. Current prospectuses for all funding options currently available through this contract must accompany this prospectus.

When making any investment decisions, please consider these anticipated changes. As of May 1, 2001, the Disciplined Small Cap Stock Portfolio, the Strategic Stock Portfolio and the Templeton Global Income Securities Fund are closed to new contract owners.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner or annuitant;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses, including commission payments to your agent, and

     - other costs of doing business.

Risks we assume include:

     - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,

     - that the amount of the death benefit will be greater than the contract value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the

Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the contract owner or participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date you make a purchase payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants, and

     (c) The expected level of commission the Company may pay to the agent or TPA for distribution expenses, and

     (d) Any other factors which the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     - retirement of participant

     - separation from service by participant

     - loans (if available)

     - hardship (as defined by the Code) suffered by the participant

     - death of participant

     - disability (as defined by the Code) of participant

     - return of excess plan contributions

     - minimum required distributions, generally when participant reaches age 70 1/2

     - transfers to an Employee Stock Fund

     - certain Plan expenses, as mutually agreed upon

     - annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk ("M&E") charge on each business day from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. The charge is 1.20% annually. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your cash value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in your Contract.

SEMIANNUAL POLICY FEE. We may deduct a semiannual policy fee of up to $15 from the value of each participant's individual account. We will make any such deduction pro rata from each variable funding options at the end of each 6-month period. This fee is assessed only during the accumulation period, and may apply only to allocated contracts.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding options. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.

     (b) Determination of our anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

     (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                   TRANSFERS
--------------------------------------------------------------------------------

You may transfer cash values from one or more funding options to other funding options, subject to the terms and conditions of the Contract (and your Plan). If authorized by the contract owner, participants under allocated Contracts may transfer all or any of their cash value from one funding option to another up to 30 days before the due date of the first annuity payment. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total cash value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your cash value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services, an affiliate of the Company. For a fee, CitiStreet provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or Account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $5,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

          (This benefit is available under Allocated Contracts only.)

Before the maturity date, a death benefit is payable to the beneficiary when the participant dies. The death benefit is calculated at the close of the business day on which the Company's home office receives due proof of death.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

If the participant dies before the maturity date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

           (a) the cash value of the participant's individual account or

           (b) the total purchase payments under that participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.

If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT*
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY
--------------------------------------------------------------------------------------------------------------
 Participant/Annuitant           The beneficiary(ies), or                                   Yes
                                 if none, to the contract
                                 owner's estate
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death, or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distribution has begun, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If the participant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect. The death benefit is calculated at the close of the business day on which the Company's home office receives due proof of death.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

ELECTION OF OPTIONS AT MATURITY

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments
(a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

     a) the participant's name, address, date of birth, social security number;

     b) the amount to be distributed;

     c) the annuity option which is to be purchased;

     d) the date the annuity option payments are to begin;

     e) if the form of the annuity provides a death benefit in the event of the participant's death, the name, relationship and address of the beneficiary as designated by you; and

     f) any other data that we may require.

Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the participant's cash value applied to provide a variable annuity, a fixed annuity, or a combination of both.

If no election is made to the contrary, the cash value will provide an annuity which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision "Transfers of Cash Value Between Funding Options," in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any premium tax not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under this Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under this Contract.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY/NO REFUND. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 3 -- LIFE ANNUITY -- CASH REFUND. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

     (b) and is

        (1) the number of annuity units represented by each payment; times

        (2) the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the maturity date under this option; and

     (b) is the dollar amount of annuity payments already paid.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected.

One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- FIXED PAYMENTS FOR A FIXED PERIOD OF 120, 180, OR 240 MONTHS. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 7 -- OTHER ANNUITY OPTIONS. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the cash value returned may be greater or less than your purchase payment. All cash values will be determined as of the next valuation following the Company's receipt of your written request for refund.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "you" and "your" refer to the group contract owner.

Under the allocated Contracts, if the cash value in a participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the cash value of that participant's individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

     a) the cash value of the Contract is less than the termination amount; or

     b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     c) We receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive your written request to discontinue the Contract, we will, in our sole discretion and judgment:

     a) accept no further payments for this Contract; and

     b) pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you, or distribute the cash surrender value of each participant's individual account as described in the settlement provisions section at your direction; and

     c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

a) You may transfer all or any part of Your Account's cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account's cash surrender value from one funding option to any contract not issued by us.

b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Insurance Company sponsors a separate account: "Separate Account QP". Separate Account QP was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of the separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the surrender charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow

Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the

Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.

For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%, 1.15% and 1.20%, respectively.

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.028    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.290       1.285         1.285       1.282       1.279                 1.028
  Number of units outstanding at
    end of year..................   68,643     126,822     1,445,911      58,734     350,624               293,629
DREYFUS STOCK INDEX FUND.........  $ 1.000    $      -    $    1.076    $  1.000    $  1.000       $         1.000
  Unit Value at beginning of
    year.........................    1.424                     1.418       1.415       1.412                 1.076
  Unit Value at end of year......
  Number of units outstanding at
    end of year..................   13,090                 1,416,791      87,374     343,089               204,067
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.031    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.196       1.191         1.191       1.188       1.186                 1.031
  Number of units outstanding at
    end of year..................      197       7,092        28,158       3,683       3,815                 6,520
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.043    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.258       1.254         1.253       1.250       1.247                 1.043
  Number of units outstanding at
    end of year..................    5,565      74,574       287,178      12,488     223,823                78,508
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.080    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.417       1.412         1.411       1.408       1.405                 1.080
  Number of units outstanding at
    end of year..................    1,292     185,044     2,781,580      95,491      42,002               496,794
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    0.885    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    0.942       0.939         0.938       0.936       0.934                 0.885
  Number of units outstanding at
    end of year..................    5,090     129,811     2,458,031      24,064      33,718               404,384
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.062         1.062       1.059       1.057                 1.010
  Number of units outstanding at
    end of year..................               29,906       472,674       4,094       5,622               116,408
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.107    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.083         1.083       1.080       1.078                 1.017
  Number of units outstanding at
    end of year..................               58,486       940,500      12,156      10,975               195,701

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.091    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.141       1.136         1.136       1.133       1.131                 1.091
  Number of units outstanding at
    end of year..................    3,405     145,853     1,647,285      25,147      16,165               239,079
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.022    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.135         1.135       1.132       1.130                 1.022
  Number of units outstanding at
    end of year..................              115,168     1,504,310      24,590      22,291               232,943
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  TEMPLETON ASSET ALLOCATION FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.067    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.226                     1.221       1.218       1.216                 1.067
  Number of units outstanding at
    end of year..................    7,711                   463,517      23,178     358,096                70,211
  TEMPLETON BOND FUND
  Unit Value at beginning of
    year.........................  $     -    $      -    $    1.035    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                              1.051       1.048       1.047                 1.035
  Number of units outstanding at
    end of year..................                             26,610         397       6,032                15,303
  TEMPLETON STOCK FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.080    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.202                     1.197       1.194       1.192                 1.080
  Number of units outstanding at
    end of year..................   44,138                 1,718,317     129,091     218,117               369,698
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.065    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.367       1.362         1.361       1.358       1.355                 1.065
  Number of units outstanding at
    end of year..................   10,959      27,182       315,371      25,227      46,772                44,777
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.045    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.260       1.256         1.255       1.252       1.249                 1.045
  Number of units outstanding at
    end of year..................    9,157      11,241        20,522      23,942      89,438                 2,087
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.019    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.092       1.088         1.088       1.085       1.083                 1.019
  Number of units outstanding at
    end of year..................    6,058       1,776        36,214       2,136      17,658                12,636
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.042    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.176         1.176       1.173       1.171                 1.042
  Number of units outstanding at
    end of year..................                3,775        34,790       2,552       6,261                   278

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.017    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.040       1.036         1.035       1.033       1.031                 1.017
  Number of Units outstanding at
    end of year..................    6,580      17,229        97,802       4,658       5,601                 8,808
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.058    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.334       1.329         1.328       1.324       1.322                 1.058
  Number of units outstanding at
    end of year..................    7,515      75,718     1,048,182       9,074      51,250               270,469
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.052         1.051       1.048       1.047                 1.010
  Number of units outstanding at
    end of year..................               19,062       124,936      24,063      39,703                56,124
THE TRAVELERS SERIES TRUST
  SOCIAL AWARENESS STOCK
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.036    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.311       1.307         1.306       1.303       1.300                 1.036
  Number of units outstanding at
    end of year..................    1,465       6,831       124,610       4,603      58,974                35,689
  TRAVELERS QUALITY BOND
    PORTFOLIO (9/97)*
  Unit Value at beginning of
    year.........................  $     -    $      -    $    1.000    $  1.000    $  1.000                   n/a
  Unit Value at end of year......                              1.020       1.020       1.019
  Number of units outstanding at
    end of year..................                              5,949       9,879       9,055
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.025    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.145         1.144       1.141       1.139                 1.025
  Number of units outstanding at
    end of year..................                3,011        81,229       2,710      14,373                51,072
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.034    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.289       1.284         1.283       1.280       1.278                 1.034
  Number of units outstanding at
    end of year..................    1,494       1,816        23,673         538         462                 7,796

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $  1.290    $    1.287    $    1.285    $    1.285  $    1.282    $    1.279
  Unit Value at end of year.......     2.073         2.063         2.059         2.056       2.047         2.040
  Number of units outstanding at
    end of year...................   413,409       241,615     2,581,625     2,358,987     429,279       961,744
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of
    year..........................  $  1.424    $    1.421    $    1.419    $    1.418  $    1.415    $    1.412
  Unit Value at end of year.......     1.815         1.807         1.803         1.801       1.793         1.787
  Number of units outstanding at
    end of year...................   138,866            33             -     2,284,987     257,393     1,121,361
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $  1.196    $    1.193    $    1.191    $    1.191  $    1.188    $    1.186
  Unit Value at end of year.......     1.267         1.261         1.258         1.257       1.251         1.247
  Number of units outstanding at
    end of year...................       533         3,334       255,952        54,195      33,994        28,684
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.254    $    1.253  $    1.250    $    1.247
  Unit Value at end of year.......     1.519         1.512         1.509         1.507       1.500         1.495
  Number of units outstanding at
    end of year...................    23,844        51,150     1,472,171       602,633     146,528       299,403
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $  1.417    $    1.414    $    1.412    $    1.411  $    1.408    $    1.405
  Unit Value at end of year.......     1.628         1.620         1.617         1.615       1.608         1.603
  Number of units outstanding at
    end of year...................    58,294     1,060,046     3,149,947     3,478,529     347,272       153,298
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $  0.942    $    0.940    $    0.939    $    0.938  $    0.936    $    0.934
  Unit Value at end of year.......     0.856         0.852         0.850         0.849       0.845         0.842
  Number of units outstanding at
    end of year...................    70,995     1,040,352     2,811,132     3,784,469     236,065        68,535
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $  1.066    $    1.064    $    1.062    $    1.062  $    1.059    $    1.057
  Unit Value at end of year.......     1.020         1.015         1.013         1.012       1.007         1.004
  Number of units outstanding at
    end of year...................     3,181       320,821       770,544     1,102,248      64,167        14,668
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $  1.087    $    1.085    $    1.083    $    1.083  $    1.080    $    1.078
  Unit Value at end of year.......     1.172         1.167         1.164         1.163       1.158         1.154
  Number of units outstanding at
    end of year...................     1,407       520,065     1,072,949     1,143,580      55,670        30,548
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $  1.141    $    1.138    $    1.136    $    1.136  $    1.133    $    1.131
  Unit Value at end of year.......     1.302         1.297         1.294         1.292       1.286         1.282
  Number of units outstanding at
    end of year...................    20,676       791,438     2,315,866     2,595,394     210,146        35,028

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $  1.140    $    1.137    $    1.135    $    1.135  $    1.132    $    1.130
  Unit Value at end of year.......     1.235         1.230         1.227         1.226       1.220         1.216
  Number of units outstanding at
    end of year...................     6,982       872,955     2,127,335     2,268,910     154,138        50,376
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (7/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000  $    1.000    $    1.000
  Unit Value at end of year.......     1.077         1.076         1.076         1.075       1.074         1.074
  Number of units outstanding at
    end of year...................       502        60,832        18,841         6,816       1,944             -
  SMALL CAP PORTFOLIO (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000  $    1.000    $    1.000
  Unit Value at end of year.......     1.199         1.198         1.198         1.198       1.197         1.196
  Number of units outstanding at
    end of year...................         -         1,748         2,563             -       1,114         6,726
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND
  EQUITY-INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.329    $    1.326    $    1.325    $    1.324  $    1.321    $    1.318
  Unit Value at end of year.......     1.475         1.469         1.465         1.464       1.457         1.452
  Number of units outstanding at
    end of year...................    39,301           624           373     2,294,202     302,651       738,800
  GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.220    $    1.217    $    1.215    $    1.215  $    1.212    $    1.209
  Unit Value at end of year.......     1.692         1.684         1.680         1.678       1.671         1.665
  Number of units outstanding at
    end of year...................    77,604           431            36     3,726,583     297,359       626,091
  HIGH INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.186    $    1.183    $    1.182    $    1.181  $    1.178    $    1.176
  Unit Value at end of year.......     1.128         1.122         1.120         1.119       1.114         1.110
  Number of units outstanding at
    end of year...................    40,705            95             -       578,543     181,391        97,958
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND II
  ASSET MANAGER PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.253    $    1.253  $    1.249    $    1.247
  Unit Value at end of year.......     1.439         1.432         1.429         1.427       1.421         1.416
  Number of units outstanding at
    end of year...................    32,515           188             -     1,072,725     106,115       290,394
SALOMON BROTHER'S VARIABLE SERIES
  FUND, INC.
  SALOMON BROTHERS VARIABLE
    INVESTORS FUND (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000  $    1.000    $    1.000
  Unit Value at end of year.......     1.206         1.206         1.206         1.205       1.205         1.204
  Number of units outstanding at
    end of year...................         -         1,374             -             -           -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
TEMPLETON VARIABLE PRODUCT SERIES
  FUND
  TEMPLETON ASSET ALLOCATION FUND
  Unit Value at beginning of
    year..........................  $  1.226    $    1.223    $    1.222    $    1.221  $    1.218    $    1.216
  Unit Value at end of year.......     1.297         1.291         1.288         1.287       1.281         1.277
  Number of units outstanding at
    end of year...................    41,126            93             -       512,555      52,584       421,487
  TEMPLETON BOND FUND
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $    1.051  $    1.048    $    1.047
  Unit Value at end of year.......     1.125         1.120         1.117         1.116       1.111         1.107
  Number of units outstanding at
    end of year...................         -             -             -        36,290       3,185        15,040
  TEMPLETON STOCK FUND
  Unit Value at beginning of
    year..........................  $  1.202    $    1.199    $    1.198    $    1.197  $    1.194    $    1.192
  Unit Value at end of year.......     1.209         1.204         1.201         1.200       1.195         1.191
  Number of units outstanding at
    end of year...................   212,737           875             -     2,102,810     193,454       499,388
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.367    $    1.363    $    1.362    $    1.361  $    1.358    $    1.355
  Unit Value at end of year.......     1.753         1.746         1.742         1.740       1.732         1.726
  Number of units outstanding at
    end of year...................    32,748        66,181     1,050,338       571,621     201,618       121,866
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.260    $    1.257    $    1.256    $    1.255  $    1.252    $    1.249
  Unit Value at end of year.......     1.399         1.393         1.390         1.388       1.382         1.377
  Number of units outstanding at
    end of year...................    67,299        85,454       338,122        38,600     114,873        90,723
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.092    $    1.090    $    1.088    $    1.088  $    1.085    $    1.083
  Unit Value at end of year.......     1.093         1.088         1.086         1.084       1.080         1.076
  Number of units outstanding at
    end of year...................    31,397        36,325        95,775        46,716      89,751        82,211
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.180    $    1.178    $    1.176    $    1.176  $    1.173    $    1.171
  Unit Value at end of year.......     1.179         1.173         1.171         1.170       1.165         1.161
  Number of units outstanding at
    end of year...................         -         2,810       131,098        44,716      14,828        38,681
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.040    $    1.037    $    1.036    $    1.035  $    1.033    $    1.031
  Unit Value at end of year.......     1.101         1.096         1.093         1.092       1.087         1.083
  Number of units outstanding at
    end of year...................    13,292         4,211       180,603       118,339      54,366        18,937
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000  $    1.000    $    1.000
  Unit Value at end of year.......     1.314         1.313         1.313         1.313       1.312         1.311
  Number of units outstanding at
    end of year...................         -             -         4,942             -           -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.334    $    1.330    $    1.329    $    1.328  $    1.324    $    1.322
  Unit Value at end of year.......     1.456         1.449         1.446         1.445       1.438         1.433
  Number of units outstanding at
    end of year...................    21,635         7,331       509,575     1,199,090      81,366       190,418
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $    1.051  $    1.048    $    1.047
  Unit Value at end of year.......     1.102         1.097         1.095         1.094       1.089         1.085
  Number of units outstanding at
    end of year...................         -         2,799       296,260       433,846     371,996       237,923
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000  $    1.000    $    1.000
  Unit Value at end of year.......     1.222         1.289         1.289         1.288       1.288         1.287
  Number of units outstanding at
    end of year...................         9         1,037             -             -         111             -
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000  $    1.000    $    1.000
  Unit Value at end of year.......     1.091         1.091         1.088         1.091       1.087         1.090
  Number of units outstanding at
    end of year...................         -             -           113             -         172             -
  MFS MID CAP GROWTH PORTFOLIO
    (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000  $    1.000    $    1.000
  Unit Value at end of year.......     1.213         1.212         1.212         1.212       1.211         1.211
  Number of units outstanding at
    end of year...................         -         1,512           538             -           -             -
  MFS RESEARCH PORTFOLIO (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000  $    1.000    $    1.000
  Unit Value at end of year.......     1.245         1.245         1.245         1.244       1.244         1.243
  Number of units outstanding at
    end of year...................     4,261         7,232           214             -           -             -
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.311    $    1.308    $    1.307    $    1.306  $    1.303    $    1.300
  Unit Value at end of year.......     1.724         1.716         1.712         1.711       1.703         1.697
  Number of units outstanding at
    end of year...................    12,064        18,134       417,397       293,875      81,076       157,955
  STRATEGIC STOCK PORTFOLIO
    (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000  $    1.000    $    1.000
  Unit Value at end of year.......     1.072         1.071         1.071         1.071       1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           866             -           -             -
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)*
  Unit Value at beginning of
    year..........................  $  1.021    $    1.021    $    1.020    $    1.020  $    1.020    $    1.019
  Unit Value at end of year.......     1.102         1.099         1.098         1.097       1.094         1.092
  Number of units outstanding at
    end of year...................       228            32           806        21,396      23,910       101,354

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.149    $    1.146    $    1.145    $  1.144    $    1.141    $    1.139
  Unit Value at end of year.......     1.259         1.253         1.250       1.249         1.243         1.239
  Number of units outstanding at
    end of year...................     6,143        29,647       210,497     145,195        22,572        62,648
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.289    $    1.285    $    1.284    $  1.283    $    1.280    $    1.278
  Unit Value at end of year.......     1.514         1.507         1.504       1.502         1.495         1.490
  Number of units outstanding at
    end of year...................     6,675         1,413        77,322      43,847        15,300         6,389

For 1998, unit values are shown for all morality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                          YEAR ENDED 1999
------------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
CAPITAL APPRECIATION FUND (10/96)
  Unit Value at beginning of
    year..........................  $  2.073    $    2.063    $     2.059    $    2.056    $  2.047    $    2.040
  Unit Value at end of year.......     3.163         3.143          3.132         3.127       3.107         3.092
  Number of units outstanding at
    end of year...................   437,009       215,894      5,825,126     3,623,345     809,231     1,271,961
DREYFUS STOCK INDEX FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.815    $    1.807    $     1.803    $    1.801    $  1.793    $    1.787
  Unit Value at end of year.......     2.176         2.162          2.155         2.152       2.138         2.128
  Number of units outstanding at
    end of year...................   243,662            33              -     3,292,693     458,187     1,399,407
HIGH YIELD BOND TRUST 10/96)
  Unit Value at beginning of
    year..........................  $  1.267    $    1.261    $     1.258    $    1.257    $  1.251    $    1.247
  Unit Value at end of year.......     1.315         1.306          1.302         1.300       1.292         1.285
  Number of units outstanding at
    end of year...................     4,573       245,914        715,406        78,777      64,829        42,157
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of
    year..........................  $  1.519    $    1.512    $     1.509    $    1.507    $  1.500    $    1.495
  Unit Value at end of year.......     1.724         1.713          1.708         1.705       1.694         1.686
  Number of units outstanding at
    end of year...................    95,510     2,139,292      6,231,885       975,651     274,379       362,589
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.628    $    1.620    $     1.617    $    1.615    $  1.608    $    1.603
  Unit Value at end of year.......     1.613         1.603          1.598         1.595       1.585         1.577
  Number of units outstanding at
    end of year...................    92,195     5,408,519     12,359,933     4,369,219     763,197       186,669
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND (10/96)
  Unit Value at beginning of
    year..........................  $  0.856    $    0.852    $     0.850    $    0.849    $  0.845    $    0.842
  Unit Value at end of year.......     1.163         1.155          1.152         1.150       1.142         1.137
  Number of units outstanding at
    end of year...................    92,398     5,098,615     11,854,378     5,046,010     627,445        91,325
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND** (10/96)
  Unit Value at beginning of
    year..........................  $  1.020    $    1.015    $     1.013    $    1.012    $  1.007    $    1.004
  Unit Value at end of year.......     1.122         1.115          1.111         1.110       1.102         1.097
  Number of units outstanding at
    end of year...................    11,641     1,603,123      3,452,649     1,544,303     190,747        18,326
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.172    $    1.167    $     1.164    $    1.163    $  1.158    $    1.154
  Unit Value at end of year.......     1.183         1.175          1.171         1.169       1.162         1.156
  Number of units outstanding at
    end of year...................    17,748     2,250,902      4,575,483     1,395,719     169,831        33,765
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.302    $    1.297    $     1.294    $    1.292    $  1.286    $    1.282
  Unit Value at end of year.......     1.716         1.705          1.699         1.696       1.685         1.677
  Number of units outstanding at
    end of year...................    58,143     5,139,992      9,785,093     3,370,475     564,777        37,869

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.235    $    1.230    $     1.227    $    1.226    $  1.220    $  1.216
  Unit Value at end of year.......     1.194         1.186          1.183         1.181       1.173       1.167
  Number of units outstanding at
    end of year...................     8,580     4,355,250      9,288,007     2,940,609     415,013      56,766
DELAWARE GROUP PREMIUM FUND, INC.
  REIT SERIES (1/99)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $     1.000    $    1.000    $  1.000    $  1.000
  Unit Value at end of year.......     0.958         0.956          0.955         0.954       0.952       0.951
  Number of units outstanding at
    end of year...................         -        17,064         31,985             -       2,453           -
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (7/98)
  Unit Value at beginning of
    year..........................  $  1.077    $    1.076    $     1.076    $    1.075    $  1.074    $  1.074
  Unit Value at end of year.......     1.193         1.190          1.188         1.187       1.184       1.181
  Number of units outstanding at
    end of year...................     3,743     6,527,393      5,775,356        67,059     100,924      26,484
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.199    $    1.198    $     1.198    $    1.198    $  1.197    $  1.196
  Unit Value at end of year.......     1.467         1.464          1.462         1.461       1.457       1.454
  Number of units outstanding at
    end of year...................    63,771       363,977        437,132       106,854      44,319      15,312
VARIABLE INSURANCE PRODUCTS FUND
  EQUITY INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.475    $    1.469    $     1.465    $    1.464    $  1.457    $  1.452
  Unit Value at end of year.......     1.559         1.549          1.544         1.542       1.532       1.524
  Number of units outstanding at
    end of year...................   125,159           411              -     2,594,215     359,627     910,214
  GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.692    $    1.684    $     1.680    $    1.678    $  1.671    $  1.665
  Unit Value at end of year.......     2.311         2.296          2.289         2.285       2.270       2.259
  Number of units outstanding at
    end of year...................   168,043           177              -     5,002,571     838,004     873,625
  HIGH INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.128    $    1.122    $     1.120    $    1.119    $  1.114    $  1.110
  Unit Value at end of year.......     1.212         1.204          1.201         1.199       1.191       1.185
  Number of units outstanding at
    end of year...................    46,277            95              -       680,684     249,045     121,051
VARIABLE INSURANCE PRODUCTS FUND
  II
  ASSET MANAGER PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.439    $    1.432    $     1.429    $    1.427    $  1.421    $  1.416
  Unit Value at end of year.......     1.589         1.578          1.573         1.571       1.561       1.553
  Number of units outstanding at
    end of year...................    38,657           188              -     1,051,184     476,733     431,977
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  INVESTORS FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.206    $    1.206    $     1.206    $    1.205    $  1.205    $  1.204
  Unit Value at end of year.......     1.339         1.336          1.334         1.333       1.330       1.328
  Number of units outstanding at
    end of year...................       106        66,421         62,568         4,318       1,501       2,737

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
FRANKLIN TEMPLETON VARIABLE
  PRODUCTS SERIES FUND
  TEMPLETON ASSET ALLOCATION FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.297    $    1.291    $     1.288    $    1.287    $  1.281    $  1.277
  Unit Value at end of year.......     1.584         1.574          1.569         1.566       1.556       1.548
  Number of units outstanding at
    end of year...................    25,306            93              -       505,516     415,299     493,692
  TEMPLETON GLOBAL BOND FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.125    $    1.120    $     1.117    $    1.116    $  1.111    $  1.107
  Unit Value at end of year.......     1.052         1.045          1.042         1.040       1.034       1.029
  Number of units outstanding at
    end of year...................     6,368             -              -        42,558       8,106      19,551
  TEMPLETON GLOBAL STOCK FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.209    $    1.204    $     1.201    $    1.200    $  1.195    $  1.191
  Unit Value at end of year.......     1.552         1.542          1.537         1.534       1.525       1.517
  Number of units outstanding at
    end of year...................   299,758           340              -     2,345,472     485,025     613,623
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.753    $    1.746    $     1.742    $    1.740    $  1.732    $  1.726
  Unit Value at end of year.......     2.305         2.290          2.283         2.279       2.265       2.254
  Number of units outstanding at
    end of year...................    99,102     3,927,438      4,335,442       776,729     300,983     182,765
  MFS TOTAL RETURN PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.399    $    1.393    $     1.390    $    1.388    $  1.382    $  1.377
  Unit Value at end of year.......     1.427         1.418          1.414         1.411       1.402       1.395
  Number of units outstanding at
    end of year...................    76,473     1,023,136      1,607,844       113,121     238,310     136,549
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.093    $    1.088    $     1.086    $    1.084    $  1.080    $  1.076
  Unit Value at end of year.......     1.098         1.091          1.088         1.086       1.079       1.074
  Number of units outstanding at
    end of year...................     9,311       278,395        249,302        59,424     139,658     227,738
  SMITH BARNEY HIGH INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.179    $    1.173    $     1.171    $    1.170    $  1.165    $  1.161
  Unit Value at end of year.......     1.202         1.194          1.191         1.189       1.181       1.176
  Number of units outstanding at
    end of year...................       306       230,410        469,907        69,835      19,237      49,357
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.101    $    1.096    $     1.093    $    1.092    $  1.087    $  1.083
  Unit Value at end of year.......     1.835         1.823          1.817         1.814       1.803       1.794
  Number of units outstanding at
    end of year...................     6,115       349,576      1,188,533       209,539      92,095      25,632
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO (8/98)*
  Unit Value at beginning of
    year..........................  $  1.314    $    1.313    $     1.313    $    1.313    $  1.312    $  1.311
  Unit Value at end of year.......     1.709         1.704          1.702         1.701       1.697       1.693
  Number of units outstanding at
    end of year...................         -       649,086        663,945        87,242      51,499       1,853

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
TRAVELERS SERIES FUND (CONT.)
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year..........................  $  1.456    $    1.449    $     1.446    $    1.445    $  1.438    $  1.433
  Unit Value at end of year.......     1.448         1.439          1.434         1.432       1.423       1.416
  Number of units outstanding at
    end of year...................    64,998        77,050        896,535     1,338,259     107,554     218,475
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year..........................  $  1.102    $    1.097    $     1.095    $    1.094    $  1.089    $  1.085
  Unit Value at end of year.......     1.148         1.141          1.137         1.135       1.128       1.122
  Number of units outstanding at
    end of year...................   504,494        42,339        700,936       905,258     152,444     462,445
THE TRAVELERS SERIES TRUST
  CONVERTIBLE BOND PORTFOLIO
    (8/99)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $     1.000    $    1.000    $  1.000    $  1.000
  Unit Value at end of year.......     1.100         1.099          1.098         1.098       1.097       1.097
  Number of units outstanding at
    end of year...................    66.449             -              -        17,834           -           -
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.222    $    1.289    $     1.289    $    1.288    $  1.288    $  1.287
  Unit Value at end of year.......     1.454         1.451          1.449         1.448       1.444       1.442
  Number of units outstanding at
    end of year...................     5,028        45,075        240,631         3,806       1,943         542
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)
  Unit Value at beginning of
    year..........................  $  1.091    $    1.091    $     1.088    $    1.091    $  1.087    $  1.090
  Unit Value at end of year.......     1.306         1.303          1.301         1.301       1.298       1.296
  Number of units outstanding at
    end of year...................       515         6,963         38,065         3,028       1,707           -
  MFS MID CAP GROWTH PORTFOLIO
    (9/98)
  Unit Value at beginning of
    year..........................  $  1.213    $    1.212    $     1.212    $    1.212    $  1.211    $  1.211
  Unit Value at end of year.......     1.979         1.974          1.972         1.971       1.966       1.962
  Number of units outstanding at
    end of year...................       415       233,024        154,186         9,187       1,622           -
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of
    year..........................  $  1.245    $    1.245    $     1.245    $    1.244    $  1.244    $  1.243
  Unit Value at end of year.......     1.531         1.527          1.525         1.524       1.521       1.518
  Number of units outstanding at
    end of year...................    18,357       301,212        120,603         4,975       1,167         350
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.724    $    1.716    $     1.712    $    1.711    $  1.703    $  1.697
  Unit Value at end of year.......     1.985         1.972          1.966         1.963       1.950       1.941
  Number of units outstanding at
    end of year...................    40,351       608,076      2,313,144       497,383     139,985     229,469
  STRATEGIC STOCK PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.072    $    1.071    $     1.071    $    1.071    $  1.070    $  1.070
  Unit Value at end of year.......     1.118         1.115          1.114         1.113       1.110       1.108
  Number of units outstanding at
    end of year...................         -         4,596        324,249         5,368       1,500         334

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)
  Unit Value at beginning of
    year..........................  $  1.102    $    1.099    $     1.098    $    1.097    $  1.094    $  1.092
  Unit Value at end of year.......     1.107         1.102          1.100         1.098       1.093       1.090
  Number of units outstanding at
    end of year...................     1,221       151,498        382,500        22,006     106,388     139,811
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.259    $    1.253    $     1.250    $    1.249    $  1.243    $  1.239
  Unit Value at end of year.......     1.199         1.192          1.188         1.186       1.178       1.172
  Number of units outstanding at
    end of year...................         -       110,708        880,918       206,083      74,915     110,011
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.514    $    1.507    $     1.504    $    1.502    $  1.495    $  1.490
  Unit Value at end of year.......     1.503         1.494          1.489         1.487       1.477       1.470
  Number of units outstanding at
    end of year...................     8,345       118,785        375,024        99,467      65,548       5,986

For 1999, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

The date shown next to the name of each funding option is the date money first came into the funding option through the Separate Account.

(1) The .90% mortality and expense risk charge is currently available only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                              YEAR ENDED 2000
----------------------------------------------------------------------------------------------------------------------
                                        P1            P2             P3            P4            P5            P6
                                        --            --             --            --            --            --
CAPITAL APPRECIATION FUND (10/96)
  Unit Value at beginning of
    year...........................  $  3.163    $     3.143    $     3.132    $    3.127    $    3.107    $    3.092
  Unit Value at end of year........     2.456          2.435          2.425         2.420         2.400         2.385
  Number of units outstanding at
    end of year....................   996,560     30,028,515      8,351,011     4,588,594       909,468     1,555,883
DREYFUS STOCK INDEX FUND (10/96)
  Unit Value at beginning of
    year...........................  $  2.176    $     2.162    $     2.155    $    2.152    $    2.138    $    2.128
  Unit Value at end of year........     1.963          1.946          1.938         1.934         1.917         1.905
  Number of units outstanding at
    end of year....................   413,200      8,736,754             --     3,867,629       529,242     1,558,905
HIGH YIELD BOND TRUST 10/96)
  Unit Value at beginning of
    year...........................  $  1.315    $     1.306    $     1.302    $    1.300    $    1.292    $    1.285
  Unit Value at end of year........     1.319          1.308          1.303         1.300         1.289         1.281
  Number of units outstanding at
    end of year....................     8,718        888,540      1,041,038        90,889       110,433        48,596
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of
    year...........................  $  1.724    $     1.713    $     1.708    $    1.705    $    1.694    $    1.686
  Unit Value at end of year........     1.686          1.672          1.665         1.662         1.648         1.637
  Number of units outstanding at
    end of year....................   766,016      8,300,280     10,503,987     1,211,674       459,189       401,308
AMERICAN ODYSSEY FUNDS, INC.*
  AMERICAN ODYSSEY CORE EQUITY FUND
    (10/96)*
  Unit Value at beginning of
    year...........................  $  1.613    $     1.603    $     1.598    $    1.595    $    1.585    $    1.577
  Unit Value at end of year........     1.364          1.352          1.347         1.344         1.333         1.324
  Number of units outstanding at
    end of year....................   118,559     22,023,243     21,922,794     5,971,119     1,661,400       246,823
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND (10/96)*
  Unit Value at beginning of
    year...........................  $  1.163    $     1.155    $     1.152    $    1.150    $    1.142    $    1.137
  Unit Value at end of year........     1.273          1.262          1.257         1.254         1.243         1.236
  Number of units outstanding at
    end of year....................   138,115     20,433,292     16,945,814     5,414,219     1,071,633       123,164
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND (10/96)++
  Unit Value at beginning of
    year...........................  $  1.122    $     1.115    $     1.111    $    1.110    $    1.102    $    1.097
  Unit Value at end of year........     1.073          1.064          1.059         1.057         1.048         1.041
  Number of units outstanding at
    end of year....................    12,638      6,348,183      6,204,417     1,956,657       425,392        24,837
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND (10/96)++
  Unit Value at beginning of
    year...........................  $  1.183    $     1.175    $     1.171    $    1.169    $    1.162    $    1.156
  Unit Value at end of year........     1.253          1.243          1.237         1.235         1.224         1.217
  Number of units outstanding at
    end of year....................    20,209      5,670,918      7,208,988     1,609,764       645,253        43,398
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND (10/96)*
  Unit Value at beginning of
    year...........................  $  1.716    $     1.705    $     1.699    $    1.696    $    1.685    $    1.677
  Unit Value at end of year........     1.568          1.555          1.549         1.545         1.532         1.523
  Number of units outstanding at
    end of year....................   187,532     17,237,557     15,136,567     3,909,388     1,092,966        46,491

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                              YEAR ENDED 2000
----------------------------------------------------------------------------------------------------------------------
                                        P1            P2             P3            P4            P5            P6
                                        --            --             --            --            --            --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND (10/96)*
  Unit Value at beginning of
    year...........................  $  1.194    $     1.186    $     1.183    $    1.181    $    1.173    $    1.167
  Unit Value at end of year........     1.334          1.322          1.317         1.314         1.303         1.295
  Number of units outstanding at
    end of year....................    17,824     11,479,892     14,899,210     3,786,616     1,180,423        69,928
DELAWARE GROUP PREMIUM FUND, INC.
  REIT SERIES (1/99)
  Unit Value at beginning of
    year...........................  $  0.958    $     0.956    $     0.955    $    0.954    $    0.952    $    0.951
  Unit Value at end of year........     1.250          1.245          1.243         1.242         1.237         1.233
  Number of units outstanding at
    end of year....................       600         67,150         93,827        97,995         6,571            57
DREYFUS VARIABLE INVESTMENT FUND
  APPRECIATION PORTFOLIO (7/98)
  Unit Value at beginning of
    year...........................  $  1.193    $     1.190    $     1.188    $    1.187    $    1.184    $    1.181
  Unit Value at end of year........     1.178          1.173          1.170         1.168         1.163         1.159
  Number of units outstanding at
    end of year....................     8,776      9,459,681      7,923,781       119,392       274,697        75,462
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of
    year...........................  $  1.467    $     1.464    $     1.462    $    1.461    $    1.457    $    1.454
  Unit Value at end of year........     1.653          1.645          1.642         1.640         1.632         1.627
  Number of units outstanding at
    end of year....................   465,723      1,819,121      1,522,222       298,155       156,058        21,714
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  TEMPLETON ASSET STRATEGY FUND
    (10/96)
  Unit Value at beginning of
    year...........................  $  1.584    $     1.574    $     1.569    $    1.566    $    1.556    $    1.548
  Unit Value at end of year........     1.579          1.566          1.559         1.556         1.543         1.533
  Number of units outstanding at
    end of year....................    52,302      3,761,951             --       503,650       394,690       562,632
  TEMPLETON GLOBAL INCOME
    SECURITIES FUND 10/96)+
  Unit Value at beginning of
    year...........................  $  1.052    $     1.045    $     1.042    $    1.040    $    1.034    $    1.029
  Unit Value at end of year........     1.101          1.092          1.087         1.085         1.076         1.069
  Number of units outstanding at
    end of year....................        --        202,324             --        56,683        20,144        25,756
  TEMPLETON GROWTH SECURITIES FUND
    (10/96)
  Unit Value at beginning of
    year...........................  $  1.552    $     1.542    $     1.537    $    1.534    $    1.525    $    1.517
  Unit Value at end of year........     1.657          1.643          1.636         1.633         1.619         1.609
  Number of units outstanding at
    end of year....................   295,851      9,345,295             --     2,497,749       429,598       684,317
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  INVESTORS FUND (10/98)
  Unit Value at beginning of
    year...........................  $  1.339    $     1.336    $     1.334    $    1.333    $    1.330    $    1.328
  Unit Value at end of year........     1.534          1.527          1.524         1.522         1.515         1.510
  Number of units outstanding at
    end of year....................   143,552         98,402        114,539        63,550         5,096         3,198

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                              YEAR ENDED 2000
----------------------------------------------------------------------------------------------------------------------
                                        P1            P2             P3            P4            P5            P6
                                        --            --             --            --            --            --
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  2.305    $     2.290    $     2.283    $    2.279    $    2.265    $    2.254
  Unit Value at end of year........     1.874          1.858          1.850         1.846         1.831         1.819
  Number of units outstanding at
    end of year....................   275,547     23,043,619      7,514,662       945,729       501,928       255,841
  MFS TOTAL RETURN PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year...........................  $  1.427    $     1.418    $     1.414    $    1.411    $    1.402    $    1.395
  Unit Value at end of year........     1.655          1.641          1.634         1.631         1.617         1.607
  Number of units outstanding at
    end of year....................    66,536      1,699,453      1,737,087       113,271       314,687       151,272
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.098    $     1.091    $     1.088    $    1.086    $    1.079    $    1.074
  Unit Value at end of year........     1.088          1.079          1.074         1.072         1.063         1.056
  Number of units outstanding at
    end of year....................     4,035        578,829        358,569        82,091       174,538       153,349
  SMITH BARNEY HIGH INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.202    $     1.194    $     1.191    $    1.189    $    1.181    $    1.176
  Unit Value at end of year........     1.099          1.090          1.085         1.083         1.074         1.067
  Number of units outstanding at
    end of year....................       170        329,280        575,898        89,238        25,915        49,732
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.835    $     1.823    $     1.817    $    1.814    $    1.803    $    1.794
  Unit Value at end of year........     1.390          1.378          1.373         1.370         1.358         1.350
  Number of units outstanding at
    end of year....................   212,288      1,750,019      2,064,021       560,029       138,505        58,628
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO (8/98)
  Unit Value at beginning of
    year...........................  $  1.709    $     1.704    $     1.702    $    1.701    $    1.697    $    1.693
  Unit Value at end of year........     1.581          1.573          1.570         1.568         1.561         1.555
  Number of units outstanding at
    end of year....................    78,925      1,305,175      1,419,996       187,316       142,592         6,223
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year...........................  $  1.448    $     1.439    $     1.434    $    1.432    $    1.423    $    1.416
  Unit Value at end of year........     1.628          1.615          1.608         1.604         1.591         1.581
  Number of units outstanding at
    end of year....................   706,152      1,347,297      1,162,121     1,337,882       159,017       204,244
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year...........................  $  1.148    $     1.141    $     1.137    $    1.135    $    1.128    $    1.122
  Unit Value at end of year........     1.210          1.200          1.195         1.192         1.182         1.175
  Number of units outstanding at
    end of year....................    56,905      1,166,205      1,095,586       894,768       353,131       440,206

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                              YEAR ENDED 2000
----------------------------------------------------------------------------------------------------------------------
                                        P1            P2             P3            P4            P5            P6
                                        --            --             --            --            --            --
THE TRAVELERS SERIES TRUST
  CONVERTIBLE BOND PORTFOLIO (8/99)
  Unit Value at beginning of
    year...........................  $  1.100    $     1.099    $     1.098    $    1.098    $    1.097    $    1.097
  Unit Value at end of year........     1.230          1.226          1.225         1.224         1.221         1.218
  Number of units outstanding at
    end of year....................       503             --             --       131,469            --           179
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (9/98)
  Unit Value at beginning of
    year...........................  $  1.454    $     1.451    $     1.449    $    1.448    $    1.444    $    1.442
  Unit Value at end of year........     1.686          1.678          1.675         1.673         1.665         1.659
  Number of units outstanding at
    end of year....................    10,638        464,359        551,755        85,858         8,052         1,270
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)+
  Unit Value at beginning of
    year...........................  $  1.306    $     1.303    $     1.301    $    1.301    $    1.298    $    1.296
  Unit Value at end of year........     1.325          1.320          1.317         1.315         1.310         1.306
  Number of units outstanding at
    end of year....................     5,373         28,352         74,116        10,709         8,029            --
  MFS MID CAP GROWTH PORTFOLIO
    (9/98)
  Unit Value at beginning of
    year...........................  $  1.979    $     1.974    $     1.972    $    1.971    $    1.966    $    1.962
  Unit Value at end of year........     2.152          2.142          2.137         2.135         2.125         2.118
  Number of units outstanding at
    end of year....................   165,835        808,818      1,377,795       267,941        64,395         5,885
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of
    year...........................  $  1.531    $     1.527    $     1.525    $    1.524    $    1.521    $    1.518
  Unit Value at end of year........     1.437          1.431          1.427         1.426         1.420         1.415
  Number of units outstanding at
    end of year....................   156,027        486,870        271,264        30,148        12,601         2,997
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year...........................  $  1.985    $     1.972    $     1.966    $    1.963    $    1.950    $    1.941
  Unit Value at end of year........     1.964          1.947          1.939         1.935         1.918         1.906
  Number of units outstanding at
    end of year....................   104,272      1,713,947      3,098,531       585,417       249,226       313,700
  STRATEGIC STOCK PORTFOLIO (9/98)+
  Unit Value at beginning of
    year...........................  $  1.118    $     1.115    $     1.114    $    1.113    $    1.110    $    1.108
  Unit Value at end of year........     1.225          1.220          1.217         1.216         1.210         1.206
  Number of units outstanding at
    end of year....................        --          7,276        354,007        11,312         4,503         4,753
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)
  Unit Value at beginning of
    year...........................  $  1.107    $     1.102    $     1.100    $    1.098    $    1.093    $    1.090
  Unit Value at end of year........     1.177          1.170          1.166         1.164         1.156         1.151
  Number of units outstanding at
    end of year....................     1,597      1,513,495        536,459        95,811       134,012       142,435
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.199    $     1.192    $     1.188    $    1.186    $    1.178    $    1.172
  Unit Value at end of year........     1.364          1.353          1.347         1.344         1.333         1.324
  Number of units outstanding at
    end of year....................     1,246        657,535      1,106,538       327,066        96,447       138,105

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                              YEAR ENDED 2000
----------------------------------------------------------------------------------------------------------------------
                                        P1            P2             P3            P4            P5            P6
                                        --            --             --            --            --            --
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.503    $     1.494    $     1.489    $    1.487    $    1.477    $    1.470
  Unit Value at end of year........     1.857          1.842          1.834         1.830         1.815         1.803
  Number of units outstanding at
    end of year....................  $ 33,199    $   920,744    $   656,973    $  131,675    $   68,174    $    6,646
VARIABLE INSURANCE PRODUCTS FUND
  EQUITY INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.559    $     1.549    $     1.544    $    1.542    $    1.532    $    1.524
  Unit Value at end of year........     1.680          1.666          1.659         1.656         1.642         1.631
  Number of units outstanding at
    end of year....................    93,837     13,184,237             --     2,541,551       359,257     1,034,876
  GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  2.311    $     2.296    $     2.289    $    2.285    $    2.270    $    2.259
  Unit Value at end of year........     2.045          2.028          2.019         2.015         1.998         1.985
  Number of units outstanding at
    end of year....................   499,205     22,300,692             --     5,918,391       828,146     1,026,697
  HIGH INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.212    $     1.204    $     1.201    $    1.199    $    1.191    $    1.185
  Unit Value at end of year........     0.934          0.926          0.922         0.920         0.913         0.907
  Number of units outstanding at
    end of year....................    94,397      2,179,524             --       654,249       214,777       163,606
VARIABLE INSURANCE PRODUCTS FUND II
  ASSET MANAGER PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.589    $     1.578    $     1.573    $    1.571    $    1.561    $    1.553
  Unit Value at end of year........     1.517          1.504          1.498         1.495         1.482         1.473
  Number of units outstanding at
    end of year....................    56,454      8,934,315             --     1,048,925       501,724       487,812

For 2000, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

Date shown next to fund name reflects date money first came into the fund through the Separate Account. The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

 * Fund's name has changed. Refer to prospectus for new fund name.

 + No longer available to new contract owners.

++ Fund is closed.

The .90% mortality and expense risk charge is currently available only through Gold Track Select Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT, 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

L-12549                                                       September 10, 2001

                                            SEPTEMBER 24, 2001 SUPPLEMENT TO THE
                                                    TRAVELERS GOLD TRACK ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2001


GENERAL

Any references to The Total Return Bond Portfolio of the PIMCO Variable Insurance Trust are amended to add "Administrative Class" after the name of the portfolio


THE VARIABLE FUNDING OPTIONS

The investment objective of the Small Cap Portfolio - Initial Shares of the Dreyfus Variable Investment Fund is deleted and replaced with the following:

         Seeks to maximize capital appreciation by investing primarily in small-cap companies with total market values of less than $2 billion at the time of purchase.


 The paragraph in the Investment Objective table currently appearing immediately after the investment objective and adviser/subadviser information for the Mid Cap Portfolio - Service Class 2 of the Variable Insurance Products III is deleted and replaced with the following.

        +ANTICIPATED CHANGES TO VARIABLE FUNDING OPTIONS

        Fund Merger and Liquidation

        Subject to shareholder approval, we anticipate the Disciplined Small Cap Stock Portfolio of the Travelers Series Trust will be liquidated on or about October 26, 2001. On this date, liquidation proceeds will be used to purchase shares of the Smith Barney Money Market Portfolio of the Travelers Series Fund.

        Also subject to shareholder approval, we anticipate that the Strategic Stock Portfolio of the Travelers Series Trust will merge into the Investors Fund of the Salomon Brothers Variable Series Fund Inc. on or about October 26, 2001. On this date, all shares of the Strategic Stock Portfolio will be exchanged for the number of shares of the Investors Fund that is equal in value at the time of the merger to the value of such shares in the Strategic Stock Portfolio.

        Fund Substitution

        As part of an ongoing effort to consolidate the variable contract operations of Travelers Insurance Company, Travelers Life and Annuity Company, and certain of its affiliates, on or about August 30, 2001 an application was filed with the SEC requesting permission to substitute shares of the Templeton Global Income Securities Fund - Class 1 with shares of the U.S. Government Securities Portfolio of the Travelers Series Trust.

        Upon obtaining approval from the SEC and subject to any required approval by state insurance authorities, we will effect the substitution by redeeming shares of the

        Templeton Global Income Securities Fund and using those proceeds to purchase shares of the U.S. Government Securities Portfolio. The proposed transaction will result in no change in the amount of your contract value, cash value or death benefit, or in the dollar value of your investment in the Separate Account. After the substitution, the Templeton Global Income Securities Fund will no longer be available as a funding option.

        We anticipate that, if the SEC approval is obtained, the proposed substitution will occur sometime in the second quarter of 2002. From the date of this supplement to the date of the proposed substitution, you will be able to transfer out of the U.S. Government Securities Portfolio without the transfer counting as a "free" transfer under your Contract. Also, until 30 days after the date the substitution occurs, we will not exercise any right we may have reserved under your Contract to impose any additional transfer restrictions.

        Within five days after the substitution, we will send affected contract owners (i.e., contract owners who were invested in the Templeton Global Income Securities Fund on the date of the substitution) notice that the substitution has been completed and that they may transfer out of the U.S. Government Securities Portfolio without the transfer counting as a "free" transfer under their contract. Current prospectuses for all funding options currently available through this contract must accompany this prospectus.

        When making any investment decisions, please consider these anticipated changes. As of May 1, 2001, the Disciplined Small Cap Stock Portfolio, the Strategic Stock Portfolio and the Templeton Global Income Securities Fund are closed to new contract owners.

 VARIABLE ANNUITY

 The last sentence of the paragraph entitled "Determination of First Annuity Payment" is deleted and replaced with the following:

         If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium tax not previously deducted.










L-12549-EV                                                  September 24, 2001